Related parties (Details 1) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total revenues	₩ 78,080,920	₩ 43,010,330	₩ 67,481,156
Finance income	24,647,541	576,570	1,743,941
Finance Costs	37,594,482	1,381,523	1,688,210
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total revenues	10,173,478	8,856,151	11,199,460
Finance income	589,224	125,780	831,200
Purchases	3,535,572	865,446	590,279
Finance Costs	₩ 2,740,497	₩ 242,560	₩ 179,032
Total for all related parties [member] | F F Company [Member]
IfrsStatementLineItems [Line Items]
Related party	Other related parties	Other related parties	Other related parties
Name of entity	FF Company	FF Company	FF Company
Total revenues	₩ 9,396,922	₩ 8,785,673	₩ 11,184,157
Finance income
Purchases	195,370	556,469	62,415
Finance Costs
Total for all related parties [member] | Second Plan [Member]
IfrsStatementLineItems [Line Items]
Related party	Other related parties	Other related parties	Other related parties
Name of entity	SecondPlan	SecondPlan	SecondPlan
Total revenues	₩ 37,869	₩ 31,833	₩ 15,052
Finance income	18,751	15,274	3,041
Purchases	3,091
Finance Costs		₩ 913
Total for all related parties [member] | Third Plan [Member]
IfrsStatementLineItems [Line Items]
Related party	Other related parties	Other related parties	Other related parties
Name of entity	ThirdPlan	ThirdPlan	ThirdPlan
Total revenues
Finance income
Purchases		60,317
Finance Costs	₩ 7,544	₩ 7,332	₩ 2,435
Total for all related parties [member] | Studio Cuat [Member]
IfrsStatementLineItems [Line Items]
Related party	Other related parties	Other related parties	Other related parties
Name of entity	Studio Cuat	Studio Cuat	Studio Cuat
Total revenues	₩ 16,500	₩ 38,645	₩ 251
Finance income	1,978	1,978	194
Purchases	44,900	248,660	527,864
Finance Costs
Total for all related parties [member] | Beacon Holdings [Member]
IfrsStatementLineItems [Line Items]
Related party	Other related parties	Other related parties	Other related parties
Name of entity	Beacon Holdings	Beacon Holdings	Beacon Holdings
Total revenues
Finance income	24,147	7,613
Purchases
Finance Costs	₩ 97
Total for all related parties [member] | Cho Hyeong Seok [Member]
IfrsStatementLineItems [Line Items]
Related party	Key management personnel	Key management personnel	Key management personnel
Name of entity	Cho Hyeong seok	Cho Hyeong Seok	Cho Hyeong Seok
Total revenues
Finance income	109,764	100,915	151,624
Purchases
Finance Costs	₩ 2,562,581	₩ 234,315	₩ 176,597
Total for all related parties [member] | Falling Starlight [Member]
IfrsStatementLineItems [Line Items]
Related party	Other related parties
Name of entity	Falling starlight
Total revenues	₩ (14,598)
Finance income
Purchases
Finance Costs
Total for all related parties [member] | Park, Un Kyoung [Member]
IfrsStatementLineItems [Line Items]
Related party	Key management personnel
Name of entity	Park, Un Kyoung
Total revenues
Finance income	427
Purchases
Finance Costs
Total for all related parties [member] | Yun In Beom [Member]
IfrsStatementLineItems [Line Items]
Related party	Other related parties
Name of entity	Yun, In Beom
Total revenues
Finance income	5,230
Purchases
Finance Costs
Total for all related parties [member] | Kim Su Jin [Member]
IfrsStatementLineItems [Line Items]
Related party	Other related parties
Name of entity	Kim, Su Jin
Total revenues
Finance income	4,991
Purchases
Finance Costs
Total for all related parties [member] | Jung Byung Gil [Member]
IfrsStatementLineItems [Line Items]
Related party	Key management personnel
Name of entity	Jung, Byung Gil
Total revenues
Finance income
Purchases
Finance Costs	₩ 1,248
Total for all related parties [member] | Its Story Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Related party	Other related parties
Name of entity	Its story Co., Ltd.
Total revenues
Finance income
Purchases	852,915
Finance Costs
Total for all related parties [member] | Lee Youngjae [Member]
IfrsStatementLineItems [Line Items]
Related party	Key management personnel
Name of entity	Lee, Youngjae
Total revenues	₩ 14
Finance income
Purchases
Finance Costs	₩ 22,557
Total for all related parties [member] | Song Hyo Jeong [Member]
IfrsStatementLineItems [Line Items]
Related party	Personnel with significant influence over the Company
Name of entity	Song, Hyo Jeong
Total revenues	₩ 10
Finance income
Purchases
Finance Costs
Total for all related parties [member] | Solaire Scale Up Movie Investment Fund No 1 [Member]
IfrsStatementLineItems [Line Items]
Related party	Associates
Name of entity	SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.1
Total revenues	₩ 271
Finance income
Purchases
Finance Costs
Total for all related parties [member] | Solaire Scale Up Movie Investment Fund No 2 [Member]
IfrsStatementLineItems [Line Items]
Related party	Associates
Name of entity	SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.2
Total revenues	₩ 491,152
Finance income
Purchases	10,413
Finance Costs
Total for all related parties [member] | Solaire Culture Plus Fund [Member]
IfrsStatementLineItems [Line Items]
Related party	Associates
Name of entity	Solaire Culture Plus Fund
Total revenues	₩ 78,975
Finance income
Purchases	2,388,883
Finance Costs
Total for all related parties [member] | Solaire Main Movie Fund [Member]
IfrsStatementLineItems [Line Items]
Related party	Associates
Name of entity	Solaire Main Movie Fund
Total revenues	₩ 166,363
Finance income
Purchases
Finance Costs
Total for all related parties [member] | Gf Korea Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Related party	Other related parties
Name of entity	GF KOREA Co., Ltd
Total revenues
Finance income
Purchases	40,000
Finance Costs
Total for all related parties [member] | Innocus Global Group Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Related party	Other related parties
Name of entity	Innocus Global Group Pte, Ltd.
Total revenues
Finance income	423,936
Purchases
Finance Costs	₩ 146,470
Total for all related parties [member] | Jung Bo Ram [Member]
IfrsStatementLineItems [Line Items]
Related party		Key management personnel	Key management personnel
Name of entity		Jung Bo Ram	Jung Bo Ram
Total revenues
Finance income			676,341
Purchases
Finance Costs